Payroll costs, share based payments and management incentive schemes - Director and Senior Management Share Awards (Details) $ / shares in Units, € in Millions, $ in Millions				1 Months Ended				12 Months Ended
	Jul. 06, 2023 shares	Jul. 01, 2022 shares	Jun. 30, 2021 shares	Feb. 28, 2023 shares	Jan. 31, 2023 shares	Mar. 31, 2022 shares	Sep. 30, 2019 shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares	Feb. 01, 2023 $ / shares	Jan. 01, 2023 $ / shares	Mar. 01, 2022 $ / shares	Jan. 30, 2021 $ / shares
Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price (in Dollars per share) | $ / shares								$ 16.33		$ 26.23	$ 24.50					$ 25.29
Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period					2,699,157			2,699,157	2,699,157	2,016,855
New awards granted in the period								1,296,137	1,296,137	1,140,518
Awards vested and issued in the period								(761,544)	(761,544)	(237,800)
Forfeitures in the period								(559,169)	(559,169)	(220,416)
Number of other equity instruments expired in share-based payment arrangement								171,579	171,579
Number of other equity instruments outstanding in share-based payment arrangement at end of period								2,503,002	2,503,002	2,699,157	2,016,855
Restricted Shares | Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
New awards granted in the period	35,082	29,676	24,759
Awards vested and issued in the period	(11,226)	(24,759)
Reclassification of awards for settlement of tax liabilities		7,405
Restricted Shares | Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member] | Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Awards vested and issued in the period	(18,450)	(13,817)
Restricted Shares | january 1, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Incremental fair value granted, modified share-based payment arrangements								$ 9.0	€ 8.5
Restricted Shares | January 1, 2022
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Incremental fair value granted, modified share-based payment arrangements								$ 11.4	€ 10.8
January 1, 2018 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period					193,990			193,990	193,990	431,790
New awards granted in the period								0	0	0
Awards vested and issued in the period					(193,990)	(237,800)		(193,990)	(193,990)	(237,800)
Forfeitures in the period								0	0	0
Number of other equity instruments expired in share-based payment arrangement								0	0
Number of other equity instruments outstanding in share-based payment arrangement at end of period								0	0	193,990	431,790
Share price (in Dollars per share) | $ / shares														$ 17.24	$ 25.17
Reclassification of awards for settlement of tax liabilities					83,209	99,990
January 1, 2018 | Restricted Shares | Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Awards vested and issued in the period					(110,781)	(137,810)
January 1, 2019 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period					152,695			152,695	152,695	152,695
New awards granted in the period							173,293	0	0	0
Awards vested and issued in the period					(152,695)			(152,695)	(152,695)	0
Forfeitures in the period								0	0	0
Number of other equity instruments expired in share-based payment arrangement								0	0
Number of other equity instruments outstanding in share-based payment arrangement at end of period								0	0	152,695	152,695
Share price (in Dollars per share) | $ / shares														$ 17.24
Reclassification of awards for settlement of tax liabilities					73,120
January 1, 2019 | Restricted Shares | Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Awards vested and issued in the period					(79,575)
January 1, 2020 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period					598,173			598,173	598,173	645,093
New awards granted in the period								0	0	0
Awards vested and issued in the period				(414,859)				(414,859)	(414,859)	0
Forfeitures in the period								(11,735)	(11,735)	(46,920)
Number of other equity instruments expired in share-based payment arrangement								171,579	171,579
Number of other equity instruments outstanding in share-based payment arrangement at end of period								0	0	598,173	645,093
Share price (in Dollars per share) | $ / shares													$ 17.77
Reclassification of awards for settlement of tax liabilities				192,079
January 1, 2020 | Restricted Shares | Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Awards vested and issued in the period				(222,780)
january 1, 2021 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period					683,549			683,549	683,549	787,277
New awards granted in the period								0	0	0	820,202	761,979
Awards vested and issued in the period								0	0	0
Forfeitures in the period								(77,949)	(77,949)	(103,728)
Number of other equity instruments expired in share-based payment arrangement								0	0
Number of other equity instruments outstanding in share-based payment arrangement at end of period								605,600	605,600	683,549	787,277
January 1, 2022 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period					894,750			894,750	894,750	0
New awards granted in the period								0	0	964,518
Awards vested and issued in the period								0	0	0
Forfeitures in the period								(164,156)	(164,156)	(69,768)
Number of other equity instruments expired in share-based payment arrangement								0	0
Number of other equity instruments outstanding in share-based payment arrangement at end of period								730,594	730,594	894,750	0
Other | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period					176,000			176,000	176,000	0
New awards granted in the period								87,000	87,000	176,000
Awards vested and issued in the period								0	0	0
Forfeitures in the period								(100,000)	(100,000)	0
Number of other equity instruments expired in share-based payment arrangement								0	0
Number of other equity instruments outstanding in share-based payment arrangement at end of period								163,000	163,000	176,000	0
January 1, 2023 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period					0			0	0
New awards granted in the period								1,209,137	1,209,137
Awards vested and issued in the period								0	0
Forfeitures in the period								(205,329)	(205,329)
Number of other equity instruments expired in share-based payment arrangement								0	0
Number of other equity instruments outstanding in share-based payment arrangement at end of period								1,003,808	1,003,808	0